Current and long-term debt - Senior notes due 2020 (Details) - Unsecured Senior Notes Due 2020 - USD ($)		1 Months Ended
	Jun. 09, 2014	May 31, 2020	Jun. 09, 2014	May 12, 2014
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued				$ 50,000,000
Borrowings interest rate				6.75%
Drawdowns	$ 3,750,000		$ 51,800,000
Scheduled repayment of borrowings		$ 53,800,000